Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 253	$ 161
Contract acquisition costs	129	70
Lease incentives received		6
Timing differences and other adjustments	(8)	1
Additions per the Financial Statements	137	104
Comprising additions to:
Goodwill and other intangible assets	53	46
Property, plant and equipment	21	57
Investment in associates	3	1
Other financial assets	60
Additions per the Group Financial Statements	137	104
Key money paid [member]
Disclosure of reportable segments [line items]
Contract acquisition costs	(108)	(64)
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	128	71
Contract acquisition costs	(74)	(47)
Timing differences and other adjustments	1
Additions per the Financial Statements	55	24
Comprising additions to:
Property, plant and equipment	4	23
Investment in associates	3	1
Other financial assets	48
Additions per the Group Financial Statements	55	24
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	35	21
Contract acquisition costs	(31)	(16)
Timing differences and other adjustments	(2)
Additions per the Financial Statements	2	5
Comprising additions to:
Property, plant and equipment	2	5
Additions per the Group Financial Statements	2	5
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	3	2
Contract acquisition costs	(3)	(1)
Timing differences and other adjustments	0	(1)
Additions per the Financial Statements	0
Comprising additions to:
Property, plant and equipment	0
Additions per the Group Financial Statements	0
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	87	67
Lease incentives received		6
Timing differences and other adjustments	(7)	2
Additions per the Financial Statements	80	75
Comprising additions to:
Goodwill and other intangible assets	53	46
Property, plant and equipment	15	29
Other financial assets	12
Additions per the Group Financial Statements	$ 80	$ 75